Taxation	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
TAXATION

8. TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

British Virgin Islands (“BVI”)

The Company’s subsidiaries incorporated in the BVI are not subject to tax on income or capital gain, in addition, payments of dividend by these subsidiaries to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiary incorporated in Hong Kong is subject to a two-tiered profits tax rates regime, in which the first HK$2 million of assessable profits will be taxed at the rate of 8.25%, and assessable profits above HK$2 million will be taxed at the rate of 16.5%.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB3 million is subject to a reduced effective rate of 5%. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for the HNTE status every three years. Jilin Zhengye obtained the HNTE tax status in 2019 and renewed it in 2022, which reduced its statutory income tax rate to 15% for the six months ended June 30, 2024 and 2025. Both Hainan Senhan and Beijing Zhengye meet the criteria for small low-profit enterprises and reduced its statutory income tax rate to 5% for the six months ended June 30, 2024 and 2025.

Income tax expenses comprised of:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Current	1,316	-	-
Deferred	1,242	(5,340)	(745)
	2,558	(5,340)	(745)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended June 30, 2024 and 2025 applicable to the PRC operations to income tax expense were as follows:

	For the six months ended June 30,
	2024	2025
Statutory income tax rate	25.0%	25%
Effect of income tax exemptions and reliefs	(6.6)%	(10.8)%
Additional deduction for development and research expense	(8.3)%	3.8%
Effect of non-deductible expense	9.2%	(0.7)%
Income tax expense	19.3%	17.3%

The component of deferred tax assets are as follows:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax assets
Impairment of long-lived assets	7,611	8,228	1,149
Allowance for credit losses	2,558	2,451	342
Net operation loss	728	5,554	775
Others	226	105	15
Total deferred tax assets	11,123	16,338	2,281
Net off against deferred tax liabilities	(132)	(7)	(1)
Total net deferred tax assets	10,991	16,331	2,280

The component of deferred tax assets liabilities:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax liabilities
Fair value change gain	132	7	1
Net off against deferred tax assets	(132)	(7)	(1)
Net deferred tax liabilities	-	-	-

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income. The Company and its subsidiaries evaluate the potential realization of deferred tax assets on an entity-by-entity basis.